SUPPLEMENT DATED JULY 1, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
                  PERSPECTIVE II(R) FIXED AND VARIABLE ANNUITY

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

On pages 3 and 72 under "FREE LOOK," please add these sentences to the end of the paragraphs:

In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

On page seven of the Fee Table, please notice that the Fund Annual Expenses of the JNL/Alger Growth Fund are now less because of an advisory fee reduction, effective July 1, 2004:


                                                MANAGEMENT      ESTIMATED
                                                   AND         DISTRIBUTION     12B-1                     TOTAL FUND
                                              ADMINISTRATIVE     (12B-1)       SERVICE         OTHER        ANNUAL
                                                FEE/13/         FEES/14/       FEE/15/       EXPENSES/16/  EXPENSES
-------------------------------------------- ----------------- ------------- ------------- -------------- ------------
JNL/Alger Growth Fund                             0.80%            0.07%         0.20%           0%             1.07%

The text of the footnotes that correspond to the footnote numbers is unchanged.

On page 29, the second paragraph under "THE FIXED ACCOUNTS," please replace the parenthetical, qualifying statement of the third sentence with:

(3% in all years for Contracts issued prior to August 18, 2003, and for Contracts issued in some states).

On page 51 under "HOW TO CANCEL A TRANSACTION," please replace the paragraph with:

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

On page 62 under "DEATH BENEFIT," please replace the first sentence of the first paragraph with:

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary).

Please replace APPENDIX D entirely with:

                                   APPENDIX D

                           OPTIONAL DEATH BENEFITS DEPENDING ON WHEN AND WHERE YOU LIVED IN PURCHASING A CONTRACT:

                           A. BEFORE AUGUST 18, 2003, THE FOLLOWING OPTIONAL DEATH BENEFITS WERE AVAILABLE, UNLESS YOU LIVED IN TEXAS, CONNECTICUT, OREGON, INDIANA, OR WASHINGTON; OTHERWISE:

                                 BEFORE NOVEMBER 3, 2003 IN TEXAS;
                                 BEFORE FEBRUARY 9, 2004 IN CONNECTICUT AND
                                   OREGON;
                                 BEFORE MAY 3, 2004 IN INDIANA; AND
                                 BEFORE MAY 3, 2004 IN WASHINGTON FOR THE 5%
                                   COMPOUNDED DEATH BENEFIT AND THE
                                   COMBINATION DEATH BENEFIT.

                           You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of the optional death benefits:

                                   I. 5% COMPOUNDED DEATH BENEFIT, changes your
                                      basic death benefit to the greatest of:
                                      (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or
                                      (b) Total "NET PREMIUMS" (premiums you
                                          paid net of premium taxes MINUS any
                                          withdrawals (including any applicable
                                          charges and adjustments), annual
                                          contract maintenance charges, transfer
                                          charges, any applicable charges due
                                          under any optional endorsement and
                                          taxes we have paid); or
                                      (c) Total Net Premiums since your Contract
                                          was issued, compounded at 5% (4% if
                                          you are age 70 or older on the date
                                          your Contract is issued); or
                                      (d) Your contract value at the end of your
                                          seventh Contract year, PLUS Net
                                          Premiums you paid after the seventh
                                          Contract year, compounded at 5% (4% if
                                          you are age 70 or older on the date
                                          your Contract is issued).

                                    Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

================================================================================
FOR ADDITIONAL FEES, WE OFFER OPTINAL ENDORSEMENTS THAT MAKE YOUR DEATH BENEFIT NO LESS THAN A VARIETY OF VALUES UNDER THE CONTRACT BASED EITHER ON NET PREMIUMS OR CONTRACT VALUE.
================================================================================


                                  II. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT,
                                      changes your basic death benefit to the
                                      greatest of:
                                      (a) Your "contract value" on the date we
                                          receive proof of death and completed
                                          claim forms from your beneficiary; or
                                      (b) Total Net Premiums since your Contract
                                          was issued; or
                                      (c) Your greatest contract value on any
                                          Contract anniversary prior to your
                                          81st birthday, REDUCED BY any
                                          withdrawals (including any applicable
                                          withdrawal charges and adjustments),
                                          annual contract maintenance charges,
                                          transfer charges, and any applicable
                                          charges due under any optional
                                          endorsement subsequent to that
                                          Contract anniversary, PLUS any
                                          premiums paid (net of any applicable
                                          premium taxes) subsequent to that
                                          Contract anniversary, minus taxes
                                          deducted subsequent to that Contract
                                          anniversary.

                                 III. COMBINATION DEATH BENEFIT, changes your
                                      basic death benefit to the greatest of:
                                      (a) Your "contract value" on the date we
                                          receive proof of death and completed
                                         claim forms from
                                          your beneficiary; or
                                      (b) Total Net Premiums since your Contract
                                          was issued; or
                                      (c) Total Net Premiums since your Contract
                                          was issued, compounded at 5% (4% if
                                          you are age 70 or older on the date
                                          your Contract is issued); or
                                      (d) Your contract value at the end of your
                                          seventh Contract year, PLUS Net
                                          Premiums you paid after the seventh
                                          Contract year, compounded at 5% (4% if
                                          you are age 70 or older on the date
                                          your Contract is issued); or
                                      (e) Your greatest contract value on any
                                          Contract anniversary prior to your
                                          81st birthday, REDUCED BY any
                                          withdrawals (including any applicable
                                          withdrawal charges and adjustments),
                                          annual contract maintenance charges,
                                          transfer charges and any applicable
                                          charges due under any optional
                                          endorsement subsequent to that
                                          Contract anniversary, PLUS any
                                          premiums paid (net of any applicable
                                          premium taxes) subsequent to that
                                          Contract anniversary, minus taxes
                                          deducted subsequent to that Contract
                                          anniversary).

                           Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

                           For purposes of calculating I. (c), (d), II. (c) and
                           III. (c), (d) and (e), all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in items I. (c), (d), II. (c) and III. (c),
                           (d) and (e) above in the same proportion that the contract value was reduced on the date of that withdrawal.

                           For purposes of determining "contract value," the amount attributable to the Indexed Fixed Option will be the value of the Indexed Fixed Option on the Index Determination Date (as described in the product brochure for the Indexed Fixed option) immediately preceding the date we receive a completed request for payment in good order.

                           You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

                           If either the 5% Compounded Death Benefit or the Combination Death Benefit is selected, the use of multiple Contracts by related entities/owners to avoid the 250% premium limit will not be permitted. Selection of these Optional Benefits are subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

                           B. BEGINNING JULY 6, 2004 IN WASHINGTON, BESIDES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AS DESCRIBED ABOVE), THE FOLLOWING OPTIONAL DEATH BENEFITS ARE AVAILABLE IN LIEU OF THE OPTIONAL DEATH BENEFITS DESCRIBED IN THE BODY OF THE
                               PROSPECTUS:

                                   I. 3% ROLL-UP DEATH BENEFIT changes your
                                      basic death benefit to the greatest of:
                                      (a) Your "contract value" on the date we
                                          receive proof of death and completed
                                          claim forms from your beneficiary; or
                                      (b) Total "NET PREMIUMS" (premiums you
                                          paid net of premium taxes MINUS any
                                          withdrawals (including any applicable
                                          charges and adjustments), annual
                                          contract maintenance charges, transfer
                                          charges, any applicable charges due
                                          under any optional endorsement and
                                          taxes we have paid); or
                                      (c) Total Net Premiums since your Contract
                                          was issued, compounded at 3% (2% if
                                          you are age 70 or older on the date
                                          your Contract is issued); or
                                      (d) Your contract value at the end of your
                                          seventh Contract year, PLUS Net
                                          Premiums you paid after the seventh
                                          Contract year, compounded at 3% (2% if
                                          you are age 70 or older on the date
                                          your Contract is issued).

                                      Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

                                  II. COMBINATION 3% ROLL-UP AND HIGHEST
                                      ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                                      (a) Your "contract value" on the date we
                                          receive proof of death and completed
                                          claim forms from your beneficiary; or
                                      (b) Total Net Premiums since your Contract
                                          was issued; or
                                      (c) Total Net Premiums since your Contract
                                          was issued, compounded at 3% (2% if
                                          you are age 70 or older on the date
                                          your Contract is issued); or
                                      (d) Your contract value at the end of your
                                          seventh Contract year, PLUS Net
                                          Premiums you paid after the seventh
                                          Contract year, compounded at 3% (2% if
                                          you are age 70 or older on the date
                                          your Contract is issued); or
                                      (e) Your greatest contract value on any
                                          Contract anniversary prior to your
                                          81st birthday, REDUCED BY any
                                          withdrawals (including any applicable
                                          withdrawal charges and adjustments),
                                          annual contract maintenance charges,
                                          transfer charges and any applicable
                                          charges due under any optional
                                          endorsement subsequent to that
                                          Contract anniversary, PLUS any
                                          premiums paid (net of any applicable
                                          premium taxes) subsequent to that
                                          Contract anniversary, minus taxes
                                          deducted subsequent to that Contract
                                          anniversary).

                           Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

                           For purposes of calculating I. (c) and (d), and II.
                           (c), (d) and (e), all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in items I. (c) and (d), and II. (c), (d) and (e), above in the same proportion that the contract value was reduced on the date of that withdrawal.

                           For purposes of determining "contract value," the amount attributable to the Indexed Fixed Option will be the value of the Indexed Fixed Option on the Index Determination Date (each Friday that the JNL Service Center and the New York Stock Exchange are open for business) immediately preceding the date we receive a completed request for payment in good order.

                           You may not elect any of the optional death benefits if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

                           If the 3% Roll-up Death Benefit or the Combination 3% Roll-up & Highest Anniversary Value Death Benefit is selected, the use of multiple Contracts by related entities/owners to avoid the 250% premium limit will not be permitted. Selection of these Optional Benefits is subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

                           EACH OF THE OPTIONAL DEATH BENEFITS IS DESIGNED TO INCREASE YOUR DEATH BENEFIT FROM THAT PROVIDED BY THE BASE DEATH BENEFIT ONLY IF THE INVESTMENT PERFORMANCE AND CREDITED RATES OF THE ALLOCATION OPTIONS TO WHICH YOU HAVE ALLOCATED YOUR CONTRACT VALUES HAS NOT BEEN SUFFICIENT TO MAKE YOUR CONTRACT VALUE THE APPLICABLE DEATH BENEFIT. NORMALLY, EACH OF THE OPTIONAL DEATH BENEFITS WOULD BE GREATER THAN YOUR CONTRACT'S BASE DEATH BENEFIT IF YOUR CONTRACT VALUE IS NOT GREATER THAN NET PAYMENTS. IF YOU MAKE SUBSTANTIAL WITHDRAWALS, HOWEVER, IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH BENEFITS, EVEN IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.



(To be used with VC4224 Rev. 05/04.)

                                                                      V5847 7/04

                          SUPPLEMENT DATED JULY 1, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
               FIFTH THIRD PERSPECTIVE FIXED AND VARIABLE ANNUITY

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

On pages 3 and 67 under "FREE LOOK," please add these sentences to the end of the paragraphs:

In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Division. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

On page seven of the Fee Table, please notice that the Fund Annual Expenses of the JNL/Alger Growth Fund are now less because of an advisory fee reduction, effective July 1, 2004:


                                               MANAGEMENT
                                                   AND           ESTIMATED     12B-1                      TOTAL FUND
                                              ADMINISTRATIVE    DISTRIBUTION   SERVICE         OTHER        ANNUAL
                                                FEE/12/      (12B-1) FEES/13/  FEE/14/      EXPENSES/15/   EXPENSES
-------------------------------------------- ----------------- --------------- ----------- -------------- ------------
JNL/Alger Growth Fund                             0.80%             0.07%         0.20%          0%          1.07%

The text of the footnotes that correspond to the footnote numbers is unchanged.

On page 26, the second paragraph under "THE FIXED ACCOUNTS," please replace the parenthetical, qualifying statement of the third sentence with:

(3% in all years for Contracts issued prior to August 18, 2003, and for Contracts issued in some states).

On page 46 under "HOW TO CANCEL A TRANSACTION," please replace the paragraph with:

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

On page 57 under "DEATH BENEFIT," please replace the first sentence of the first paragraph with:

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary).


(To be used with FVC4224FT 05/04.)

                                                                   FV5845FT 7/04